Mosaic Tax-Free Trust
Semi-Annual Report
March 31, 1997
Unaudited

Arizona Fund
Maryland Fund
Missouri Fund
Virginia Fund
National Fund
Money Market

Mosaic Tax-Free Trust
Letter to Shareholders
May 15, 1997

Dear Shareholder,

The semi-annual period ending March 31, 1997 was marked by rising interest rates, a flattening of the yield curve, and a preemptive Fed tightening. The 30-year U.S. Treasury bond increased 17 basis points in yield from 6.92% on September 30, 1996 to 7.09% on March 31, 1997, while the 30-year generic municipal bond increased 20 basis points from 5.55% to 5.75% for the same period. More dramatic yield increases occured in shorter bonds as the 2-year Treasury jumped up 31 basis points and the 2-year generic muni increased 35 basis points to end the period at 6.41% and 4.35% respectively. The "flattening" of the yield curve, where short rates rise faster than long rates, is directly attributable to continued strong economic growth that ultimately moved the Fed to increase the Federal Funds rate 1/4 % to 5.5% on March 25, 1997. Despite the rising rate environment, the municipal bond market posted a 2.3% total return for the six-month period as measured by the Lehman Brothers Municipal Bond Index.

In addition to rising bond yields, municipal market participants kept a watchful eye on developments out of Washington in terms of tax reform and balanced budget negotiations. Although radical tax reform such as the flat tax seems to have faded since the '96 election, investors in the short end of the muni market remain cautious of a repeal of the incentives for corporations to buy tax-exempt bonds. Should congress decide to eliminate the so-called de minimis exemption (which allows corporations to buy up to two percent of their assets in munis and retain their taxable debt write-off), corporations would no longer be a major funding source for the short end of the muni curve. On a positive note, the strong economy has translated into larger than expected state and local tax receipts and budget surpluses in many parts of the country.

Our response to this environment was to improve the overall structure of the Tax-Free Trust funds. We purchased bonds that would allow the funds to continue to generate attractive levels of tax-free income while improving the prospects for price appreciation when yields begin to come back down. We also modestly extended the duration of the portfolios to be more "in line" with the overall market as measured by the Lehman Index. We continue to believe credit spreads are tight and therefore prefer to buy or "swap" into higher quality bonds.

NATIONAL  FUND

Municipalities continued to benefit from a strong economy and tax payments. The increased revenues allow state and local governments to pay for projects with current funds rather than borrow in the credit markets. This helps to explain the 9% drop in issuance nationally for the first quarter of this year. We extended the duration of the National Fund to 7.95 years and maintained an average credit quality rating of AA. The total return for the six-month period was 1.6% and the 30-day SEC yield was 4.41% as of March 31, 1997.

ARIZONA  FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. Major municipal issurers such as Phoenix, Tucson, and the Salt River Project maintain AA credit ratings. Arizona ranked 23rd nationally in new issuance during the first quarter of 1997. The largest deal in the State during the six month period was Mesa Utility System revenue bonds that totalled $95 million. The duration of the Arizona portfolio stood at 6.83 and the credit quality was maintained at AA. The total return for the six month period was 2.05% and the 30-day SEC yield was 4.25% as of March 31, 1997.

MISSOURI  FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The state maintains a AAA credit rating and is known for its conservative budget practices and sound fiscal management. Missouri ranked 16th in new issuance during the first quarter of 1997. The University of Missouri brought two issues to market in the last six months totalling approximately $185 million while the Missouri Regional Convention Authority lowered its debt service costs by issuing $61 million in refunding bonds for the Trans World dome. The duration of the Missouri portfolio was extended to 7.02 years while the average credit quality was maintained at AA. The total return for the six-month period was 1.46% and the 30-day SEC yield was 4.19% as of March 31, 1997.

MARYLAND  FUND

Maryland's economy is diversified among services, light manufacturing, and the federal government. The state is rated AAA and maintains conservative budget operations. Maryland ranked 21st in new issuance during the first quarter of this year and actually saw a 21% drop in new bonds during the period. Despite lower issuance, the State did bring two large general obligation issues during the semi-annual period via the competive market totalling $410 million. The duration of the Maryland portfolio stood at
6.85 years while the average credit quality remained at AA. The total return for the six-month period was 1.64% and the 30-day SEC yield was 4.26% as of March 31, 1997.


VIRGINIA  FUND

The Commonwealth of Virginia maintains a AAA general obligation bond rating despite some credit deterioration in the heavily defense-based Tidewater area. The
Commonwealth's economy is well diversified with an emphasis on government and services. Virginia ranked 18th in new issuance during the first quarter of 1997. Major issuers during the semi-annual period included the Virginia
Transportation Board ($183 million) and the Virginia Public
Building Authority ($152 million). The duration on the Virginia Fund was extended to 7.29 years while the average credit quality remained at AA. The total return for the six-month period was 1.62% and the 30-day SEC yield was 4.55% as of March 31, 1997.

MONEY  MARKET

The fund continues to provide a high degree of liquidity and safety. As of March 31, 1997, the fund's seven day yield was 2.68% which is equivalent to a taxable yield of 4.19% for an investor in the 36% federal tax bracket. The average maturity of the fund stood at 41 days at the end of the first quarter 1997.

We appreciate your confidence in Mosaic Funds (formerly known as GIT Investment Funds) and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Arizona Fund
Portfolio of Investments - March 31, 1997
(Unaudited)

Credit Rating                                           Principal
Moody'sS&P                                              Amount      Value

LONG-TERM MUNICIPAL BONDS:  95.6% of Net Assets
AIRPORT: 10.6%
Aaa   AAA  Tucson Airport Authority, Airport Revenue
  (MBIA Insured), 5.7%, 6/1/13                          $500,000 $ 498,750
Aa    AA+  Phoenix Civic Improvement Corporation,
   Airport Revenue, 6%, 7/1/07                           400,000   421,000

EDUCATION: 4.9%
A     nr   Arizona Educational Loan Marketing
  Corporation, Student Loan Revenue (AMT), 7%, 3/1/03    400,000   427,500

ELECTRIC: 5.9%
Aa   AA    Salt River Project Agricultural Improvements
  and Power District, Electric Revenue, 6%, 1/1/16       500,000   506,875

GENERAL OBLIGATION: 23.1%
Aaa  AAA   Chandler (FGIC Insured), 7%, 7/1/12           300,000   326,625
Aaa  AAA   Maricopa County School District (FGIC Insured),
   6.25%, 7/1/11                                         500,000  540,000
Aaa  AAA   Maricopa County School District (FGIC Insured),
   6.7%, 7/1/11                                          300,000  321,375
Aaa  AAA   Mohave County Elementary School District
   (MBIA Insured), 5.375%, 7/01/13                       425,000  414,906
Aa3  AA    Tucson, 5.6%, 7/1/16                          400,000  395,500

HOSPITAL: 5.5%
Aaa  AAA   Arizona Health Facilities Authority, Hospital
  Revenue (Samaritan Health Services) (MBIA Insured),
  6.25%, 12/1/06                                         250,000  263,437
Aaa  AAA   Arizona Health Facilities Authority, Hospital
  Revenue (Phoenix Baptist Hospital) (MBIA Insured),
  6.25%, 9/1/11                                          200,000  213,500

HOUSING: 11.8%
nr   AAA   Phoenix Industrial Development Authority,
  Mortgage Revenue (Chris Ridge)(FHA), 6.75%, 11/1/12    500,000  517,500
nr   AAA   Pima County Industrial Development Authority,
  Single-Family Mortgage Revenue (GNMA Collateralized)
  (AMT), 6.2%, 5/1/27                                    500,000  503,125

INDUSTRIAL DEVELOPMENT: 3.7%
nr   AA+   Mohave County Industrial Development Authority,
  Industrial Development Revenue (Citizens Utilities),
  7.05%, 8/1/20                                          300,000  323,250

LEASING: 3.6%
Aaa  AAA   Scottsdale Municipal Property Corporation,
  Lease Revenue (FGIC Insured), 6.25%, 11/1/14           300,000  310,500

TRANSPORTATION: 16.5%
Aa   AA    Arizona State Transportation Board, Highway
  Revenue, 6%, 7/1/08                                    400,000  428,500
Aaa  AAA   Flagstaff, Street And Highway User Revenue
  (FGIC Insured), 5.9%, 7/1/10                           500,000  519,375
Baa1  A    Puerto Rico Commonwealth Highway and Trans-
  portation Authority, Highway Revenue, 6.375%, 7/1/08   450,000  475,875

WATER AND SEWER: 10.0%
Aaa   AAA  Arizona State Wastewater Manangement Authority,
  Revenue (AMBAC Insured), 5.95%, 7/1/12                 200,000  204,000
Aaa   AAA  Chandler, Water and Sewer Revenue (FGIC
  Insured), 6.75%, 7/1/06                                250,000  268,438
Aa    AA-  Phoenix Civic Improvement Corporation, Water
  Revenue, 5.6%, 7/1/18                                  400,000  390,500

TOTAL INVESTMENTS (Cost $8,004,639)+                          $ 8,270,531

See Notes to Portfolio of Investments.

Maryland Fund
Portfolio of Investments - March 31, 1997
(Unaudited)

Credit Rating                                           Principal
Moody'sS&P                                              Amount      Value

LONG-TERM MUNICIPAL BONDS:  92.7% of Net Assets

EDUCATION: 9.8%
Aa2    AA-  Maryland State Health and Higher Educational
  Facilities Authority, University Revenue (Johns
  Hopkins University) 7.5%, 7/1/20                      $100,000   $105,125
Aaa    AAA  Saint Mary's College, University Revenue
  (MBIA Insured), 5.55%, 9/1/23                          100,000     99,500

ELECTRIC: 4.9%
Baa1   BBB+ Puerto Rico Electric Power Authority, Power
  Revenue, 6%, 7/1/14                                    100,000    101,625

GENERAL OBLIGATION: 18.4%
Aa     AA+  Anne Arundel County (AMT), 5.5%, 9/1/16      100,000     97,250
Aaa    AAA  Baltimore (AMBAC Insured), 6%, 10/15/04      100,000    106,375
Aa     AA-  Harford County, 5.75%, 9/1/08                 25,000     25,750
Aaa    AA+  Howard County, 6%, 5/15/13                   150,000    153,937

HOSPITAL: 4.7%
Baa3   nr   Prince George's County Hospital, Hospital
  Revenue (Greater Southeast Healthcare System), 6.2%,
  1/1/08                                                 100,000     98,750

HOUSING: 4.8%
Aa     nr   Maryland State Community Development Administration,
  Single-Family Housing Revenue (AMT), 6.2%, 4/1/17      100,000    100,625

LEASING: 11.3%
Aa     AA-  Maryland State Stadium Authority, Sports
  Facilities Lease Revenue (AMT), 7.5%, 12/15/10         125,000    135,469
nr     AA   Montgomery County, Lease Revenue (Human
  Services Headquaters Project), 5.6%, 8/1/14            100,000     98,625

POLLUTION CONTROL: 11.1%
A2     A    Anne Arundel County, Pollution Control Revenue
  (Baltimore Gas and Electric Company), 6%, 4/1/24       100,000    100,750
A1     A    Prince George's County, Pollution Control
   Revenue (Potomac Electric), 6.375%, 1/15/23           125,000    129,531

PUBLIC FACILITIES: 12.4%
Aaa    AAA  Baltimore, Convention Center Revenue (FGIC
   Insured), 6.1%, 9/1/14                                150,000    154,125
Aa     AA-  Howard County, Recreational Revenue, 5.95%,
   2/15/10                                               100,000    103,500

TRANSPORTATION: 10.5%
Aa3    AA-  Baltimore, Port Facilities Revenue (Consolidated
   Coal Sales), 6.5%, 10/1/11                            100,000    107,250
#Aaa   AAA  Maryland State Transportation Authority,
   Transportation Revenue, 6.8%, 7/1/16                  100,000    110,750

WASTE: 4.8%
A      nr   Northeast Waste Disposal Authority, Waste
   Revenue (Montgomery County)(AMT), 6.3%, 7/1/16        100,000    100,125

TOTAL INVESTMENTS (Cost $1,901,072)+                             $1,929,062

See Notes to Portfolio of Investments.

Missouri Fund
Portfolio of Investments - March 31, 1997
(Unaudited)

Credit Rating                                           Principal
Moody'sS&P                                              Amount      Value

LONG-TERM MUNICIPAL BONDS: 94.1% of Net Assets

AIRPORT: 4.7%
Aaa    AAA  St. Louis, Airport Revenue, Lambert-St. Louis
  International (FGIC Insured) (AMT), 6.125%, 7/1/12    $500,000    $516,250

EDUCATION: 6.0%
A      nr   Missouri Higher Education Loan Authority,
  Student Loan Revenue (AMT), 5.9%, 2/15/08              500,000     497,500
Aaa    AAA  Missouri State Health & Educational Facilities
  Authority, University Revenue, (St. Louis University)
  (AMBAC Insured) 6.5%, 8/1/16                           150,000     160,313

ELECTRIC: 10.1%
nr     AAA  Puerto Rico Electric Power Authority, Power
  Revenue, 8%, 7/1/08                                    175,000     186,813
Aaa    AAA  Sikeston, Electric Revenue (MBIA Insured),
  6%, 6/1/14                                             400,000     420,000
nr     A    University Development Foundation, Lease
  Revenue (Missouri Power), 5.75%, 5/1/13                500,000     496,875

GENERAL OBLIGATION: 34.1%
Aa     nr   Clayton School District, 5.65%, 2/1/14       500,000     495,000
Aa     nr   Jefferson City School District, 6.7%, 3/1/11 200,000     223,500
Aaa    AAA  Missouri State, Correctional Facilities
  Improvements, 5.5%, 4/1/20                             500,000     487,500
Aaa    AAA  Missouri State (Fourth State Building),
  5.75%, 8/1/19                                          400,000     401,500
nr     AA   North Kansas City School District, 5.25%,
  3/1/12                                                 450,000     434,812
Aaa    AAA  St. Charles County, Francis Howell School
  District (FGIC Insured), 6.5%, 3/1/05                  250,000     267,187
Aa1    nr   St. Louis County, 6.3%, 2/1/11               400,000     417,000
Aa     nr   St. Louis County School District, 5.5%,
   2/15/12                                               500,000     495,625
Aa     nr   St. Louis County School District, 5.5%,
   2/15/13                                               500,000     492,500

HOSPITAL: 12.8%
Aaa   AAA   Missouri State Health and Educational
  Facilities Authority, Health Facilities Revenue (SSM
  Health Care) (MBIA Insured), 6.25%, 6/1/16             250,000     258,750
Aaa   AAA   Missouri State Health and Educational
  Facilities Authority, Health Facilities Revenue (Heartland
  Health System) (AMBAC Insured), 6.35%, 11/15/17        500,000     521,250
nr    nr    Missouri State Health and Educational Facilities
  Authority, Health Facilities Revenue, 7.625%, 7/1/18    95,000     103,906
Aaa   AAA   Missouri State Health and Educational Facilities
  Authority, Health Facilities Revenue (Health Midwest)
  (MBIA Insured), 6.25%, 6/1/16                          500,000     515,625

HOUSING: 7.0%
nr    AAA   Missouri State Housing Development Commission,
  Single-Family Mortgage Revenue (GNMA Collaterized) (FHA)
  (AMT), 7.75%, 6/1/22                                    75,000      78,750
nr    AAA   Missouri State Housing Development Commission,
  Single-Family Mortgage Revenue (GNMA Collaterized) (FHA)
  (AMT), 7.375%, 8/1/23                                  190,000     200,925
nr    AAA   St. Louis County, Mortgage Revenue (Certificates
  of Receipt) (AMT), 5.65%, 2/1/20                       500,000     484,375

LEASING: 9.9%
#Aaa  AAA   Kansas City Municipal Assistance Corporation, Lease
  Revenue (H. Roe Bartle)(AMBAC Insured), 6%, 4/15/20    500,000     523,750
Aa    AA    Missouri State Board of Public Buildings, Lease
  Revenue (State Office Building), 6.4%, 12/1/08         300,000     317,625
A1    A+    Missouri State Regional Convention and Sports
  Complex Authority, 5.5%, 8/15/13                       250,000     237,500

WASTE: 2.0%
A1    AA-   St. Louis Industrial Development Authority,
  Pollution Control Revenue (Anheuser Busch Company),
  6.65%, 5/1/16                                          200,000     219,750

WATER: 7.4%
A1    AA    Columbia, Water Revenue, 6.125%, 10/1/12     400,000     411,000
Aa    AA    Kansas City, Water Revenue, 5%, 12/1/05      400,000     399,000

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $10,079,907)                10,264,581

SHORT-TERM MUNICIPAL BONDS:  2.8% of Net Assets

HOSPITAL: 2.8%
nr   A-1+   Missouri State Health and Educational Facilities
  Authority, Hospital Revenue (St. Francis Medical Center)
  (LOC - Credit Local de France), 3.8%, 6/1/26^          300,000     300,000

TOTAL INVESTMENTS (Cost $10,379,907)+                            $10,564,581

See Notes to Portfolio of Investments.

Virginia Fund
Portfolio of Investments - March 31, 1997
(Unaudited)

Credit Rating                                           Principal
Moody'sS&P                                              Amount      Value

LONG-TERM MUNICIPAL BONDS:  97.6% of Net Assets

AIRPORT: 4.8%
Aaa    AAA  Capital Regional Airport Commission, Airport
  Revenue (AMBAC Insured), 5.625%, 7/1/15              $ 500,000   $489,375
Aaa    AAA  Metropolitan Washington D.C. Airports Authority,
  Airport Revenue (MBIA Insured) (AMT), 6.625%, 10/1/12  500,000    535,000
Aaa    AAA  Metropolitan Washington D.C. Airports Authority,
  Airport Revenue (FGIC Insured)(AMT), 7%, 10/1/18       500,000    536,250

EDUCATION: 14.1%
A1     nr   Loudoun County Industrial Development Authority,
  Facilities Revenue (George Washington University), 6.25% 500,000  504,375
nr     BBB- Virginia College Building Authority, Facilities
  Revenue (Marymount University), 7%, 7/1/22             350,000    366,187
Aa2    AA   Virginia College Building Authority, Facilities
  Revenue (Washington and Lee University), 6.4%, 1/1/12  500,000    521,875
Aa2    AA   Virginia College Building Authority, Facilities
  Revenue (Washington and Lee University), 5.75%, 1/1/14 555,000    550,838
Aa     AA   Virginia State Public School Authority,
  Revenue, 6.25%, 8/1/10                                 500,000    525,000
Aa     AA   Virginia State Public School Authority,
  Revenue, 6.2%, 8/1/13                                  500,000    535,625
Aa     AA   Virginia State Public School Authority,
  Revenue, 6.5%, 8/1/15                                  500,000    508,750
Aa     AA   Virginia State Public School Authority,
  Special Obligation (York County), 5.9%, 7/15/13        500,000    526,250
A1     AA-  Virginia State Universities, University Revenue
  (Virginia Commonwealth University), 5.75%, 5/1/15      500,000    494,375

ELECTRICAL: 3.1%
Aaa    AAA  Halifax County Industrial Development Authority,
  Power Revenue (Old Dominion Electric) (MBIA Insured)
  (AMT), 6%, 12/1/22                                   1,000,000  1,010,000

GENERAL OBLIGATION: 23.9%
Aaa    AAA  Arlington County, 6%, 8/1/12               1,000,000  1,042,500
Aaa    AAA  Fairfax County, 5.625%, 6/1/13               500,000    504,375
Aaa    AAA  Franklin County (FGIC Insured), 6.5%,7/15/12 300,000    315,375
Aa     AA-  Hampton, 6%, 1/15/08                         500,000    526,250
A      A    Henry County, 6%, 7/15/14                    500,000    509,375
Aaa    AAA  Leesburg (AMBAC Insured), 5.6%, 6/1/15       500,000    497,500
Aaa    AAA  Norfolk (MBIA Insured), 5.75%, 6/1/13        500,000    503,750
Aa     AA   Norfolk, 5.125%, 6/1/06                      750,000    750,938
A1     AA   Richmond, 6.25%, 1/15/18                   1,000,000  1,027,500
Aa     AA   Virginia Beach, 6.2%, 9/1/13               1,000,000  1,052,500
Aa     AA   Winchester, 5.5%, 1/15/14                  1,000,000    971,250

HOSPITAL: 6.5%
Aaa    AAA  Danville Industrial Development Authority,
  Hospital Revenue (Danville Regional Medical Center)
  (FGIC Insured), 6.375%, 10/1/14                        500,000    529,375
Aa2    AA   Norfolk Industrial Development Authority,
  Hospital Revenue (Sentara Hospital), 6.5%, 11/1/13   1,000,000  1,052,500
Aaa    AAA  Roanoke Industrial Development Authority,
  Hospital Revenue (Roanoke Memorial Hospitals) (MBIA
  Insured), 6.125%, 7/1/17                               500,000    525,625

HOUSING: 3.2%
Aa1    AA+  Virginia State Housing Development Authority,
  Mortgage Revenue (AMT), 6.95%, 1/1/10                1,000,000  1,042,500

INDUSTRIAL DEVELOPMENT: 4.9%
Baa3   BBB- Peninsula Ports Authority, Coal Terminal
   Revenue, 7.375%, 6/1/20                             1,000,000  1,057,500
A1     A    Puerto Rico, Industrial Revenue (Pepsico,
   Inc.), 6.25%, 11/15/13                                500,000    530,625

LEASING AND OTHER FACILITIES: 9.4%
Aa     AA   Fairfax County Economic Development Authority,
   Lease Revenue, 5.5%, 5/15/18                          500,000    470,000
nr     BBB  Fairfax County Park Authority, Facilities
   Revenue, 6.625%, 7/15/14                              500,000    510,000
nr     A-   Prince William County Park Authority, Revenue,
   6.875%, 10/15/16                                      500,000    529,375
Aa     AA   Virginia State Public Building Authority,
    Building Revenue, 6%, 8/1/08                         500,000    526,250
Aa     AA   Virginia State Public Building Authority,
    Building Revenue, 5.1%, 8/1/05                     1,000,000  1,000,000

TRANSPORTATION: 12.6%
Aaa    AAA  Chesapeake Bay Bridge and Tunnel Commission,
    Highway Revenue (MBIA Insured), 5.25%, 7/1/19      1,000,000    926,250
Aaa    AAA  Richmond Metropolitan Authority, Expressway
    Revenue (FGIC Insured), 6.375%, 7/15/16            1,000,000  1,043,750
Aa     AA   Virginia State Transportation Board, Revenue
    (Route 28), 6%, 4/1/10                             1,000,000  1,026,250
Aaa    AAA  Washington D.C. Metropolitan Area Transportation
 Authority, Transit Revenue (FGIC Insured), 6%, 7/1/07 1,000,000  1,067,500

WASTE: 5.7%
A1     A+   Fairfax County Economic Development Authority,
   Revenue (Ogden Martin Systems) (AMT), 7.75%, 2/1/11   500,000    537,500
A1     AA-  Henrico County, Water and Sewer Revenue,
   6.25%, 5/1/13                                         500,000    511,250
Aaa    AAA  Loudoun County Sanitation Authority, Water
   and Sewer Revenue (FGIC Insured), 6.25%, 1/1/16       500,000    523,125
Baa3   BBB  West Point Industrial Development Authority,
   Waste Revenue (Chesapeake Corporation), 6.25%, 3/1/19 250,000    254,062

WATER: 9.3%
Aa     AA-  Fairfax County Water Authority, Water Revenue,
   6%, 4/1/22                                          1,500,000  1,511,250
Aaa    AAA  Frederick-Winchester Service Authority, Sewer
   Revenue (AMBAC Insured), 5.75%, 10/1/15             1,000,000    988,750
Aaa    AAA  Norfolk, Water Revenue (MBIA Insured),
   5.75%, 11/1/12                                        500,000    502,500

LONG-TERM MUNICIPAL BONDS (Cost $30,739,215)+                  $ 31,471,150

See Notes to Portfolio of Investments.

National Fund
Portfolio of Investments - March 31, 1997
(Unaudited)

Credit Rating                                           Principal
Moody'sS&P                                              Amount      Value

LONG-TERM MUNICIPAL BONDS: 97.1% of Net Assets

ARIZONA: 3.8%
Aa     AA   Arizona State Transportation Board, Highway
            Revenue, 6%, 7/1/08                       $ 1,000,000 $ 1,071,250

DISTRICT OF COLUMBIA: 3.8%
Aaa    AAA  Metropolitan Washington D.C. Airports Authority,
            Airport Revenue (MBIA Insured)(AMT), 6.625%,
            10/1/19                                     1,000,000   1,057,500

GEORGIA: 3.6%
Aaa    AAA  Georgia Municipal Electric Authority, Electric
            Revenue, 5.5%, 1/01/12                      1,000,000   1,000,000

HAWAII: 5.8%
Aaa    AAA  Hawaii, Airport Revenue (FGIC Insured)
            (AMT), 7%, 7/1/20                           1,500,000   1,621,875

ILLINOIS: 4.8%
Aaa    AAA  Illinois State, General Obligation (FGIC
            Insured), 5.375%, 9/1/07                    1,000,000   1,013,750
Aaa    AAA  Regional Transportation Authority, Transit
            Revenue (AMBAC Insured), 7.2%, 11/1/20        300,000     349,875

IOWA: 3.8%
Aaa    AAA  Mason City, Hospital Revenue (Sisters of
            Mercy) (FSA Insured), 7%, 8/15/14           1,000,000   1,081,250

KANSAS: 1.9%
Aa     AA   Kansas State Department of Transportation,
            Highway Revenue, 6.125%, 9/1/09               500,000     540,000

LOUISIANA: 1.8%
Aaa    AAA  Louisiana, General Obligation (MBIA Insured),
            6%, 5/15/15                                   500,000     511,875

MAINE: 1.8%
Aaa    AAA  Maine State Turnpike Authority, Highway Revenue
            (MBIA Insured), 6%, 7/1/18                    500,000     509,375

MASSACHUSETTS: 4.1%
A1     A+   Massachusetts Bay Transportation Authority,
            Transit Revenue, 7%, 3/1/14                 1,000,000   1,152,500

MINNESOTA: 1.8%
Aa2    AA+  Minnesota State Housing Finance Agency,
            Housing Revenue (Single-Family Mortgage)
            (AMT), 6.25%, 7/1/26                          500,000     501,875

MISSISSIPPI: 4.7%
Aaa    AAA  Harrison County Wastewater Management District,
            Sewer Revenue (Wastewater Treatment Facilities)
            (FGIC Insured) 8.5%, 2/1/13                   500,000     661,250
Aaa    AAA  Harrison County Wastewater Management District,
            Sewer Revenue (Wastewater Treatment Facilities)
            (FGIC Insured) 7.75%, 2/1/14                  500,000     621,250

NEVADA: 1.8%
Aaa    AAA  Washoe County, Gas and Water Facilities Revenue
            (AMBAC Insured), 6.3%, 12/1/14                500,000     518,125

PENNSYLVANIA: 9.6%
Aaa    AAA  Lehigh County, Hospital Revenue (Lehigh Valley
            Hospital) (MBIA Insured), 7%, 7/1/16        1,000,000   1,136,250
Aaa    AAA  Pennsylvania State Higher Educational Facilities
            Authority, University Revenue (Duquesne University)
            (MBIA Insured), 6.75%, 4/1/20                 500,000     525,625
Aaa    AAA  Pennsylvania State Industrial Development Authority,
            Economic Development Revenue (AMBAC Insured),
            6%, 1/1/12                                  1,000,000   1,027,500

RHODE ISLAND: 1.8%
Aa1    AA   Rhode Island State Health and Higher Educational
            Facilities, University Revenue (Brown University),
            6.75%, 9/1/16                                 500,000     517,500

SOUTH CAROLINA: 3.9%
#Aaa   AAA  Piedmont Municipal Power Agency Electric Revenue
            (FGIC Insured), 6.5%, 1/01/16                 145,000     161,856
Aaa    AAA  Piedmont Municipal Power Agency Electric Revenue
            (FGIC Insured), 6.5%, 1/01/16                 855,000     934,088

TEXAS: 11.9%
Aa3    AA   Harris County, General Obligtion, 6.5%,
            8/15/15                                     1,000,000   1,076,250
Aaa    AAA  Texas Public Building Authority, Building
            Revenue (MBIA Insured), 7.125%, 8/1/11      1,000,000   1,143,750
Aaa    AAA  United Independent School District, General
            Obligation (PSFG Insured), 7%, 8/15/05      1,000,000   1,132,500

UTAH: 3.6%
A1     A+   Intermountain Power Agency, Electric
            Revenue, 6.15%, 7/01/14                     1,000,000   1,026,250

VIRGINIA: 10.2%
Aa2    AA   Fairfax County Industrial Development Authority,
          Revenue (Inova Health System), 5.25%, 8/15/19 1,000,000     922,500
nr     A-   Prince William County Park Authority,
            Revenue, 6.875%, 10/15/16                     500,000     529,375
Aa1    AA+  Virginia State Housing Development Authority,
            Multifamily Housing Revenue, 6.65%, 11/1/13   400,000     418,500
Aaa    AAA  Virginia Beach Development Authority, Hospital
            Revenue (General Hospital) (AMBAC Insured), 5%,
            2/15/06                                     1,000,000     987,500

WASHINGTON: 10.8%
Aa1    AA+  King County, General Obligation, 5.25%,
            1/01/14                                     1,000,000     958,750
A1     AA-  Port Seattle, Revenue (AMBAC Insured)
            (AMT), 7.6%, 12/1/09                          500,000     553,125
A1     A+   Snohomish County Public Utility District,
            Electric Revenue, 7%, 1/1/16                1,000,000   1,052,500
Aa1    AA-  Washington State Public Power Supply, Electric
            Revenue (System Nuclear Project Number 2),
            4.9%, 7/01/05                                 500,000     482,500

WYOMING: 1.8%
Aaa    AAA  Wyoming Municipal Power Agency Authority, Electric
            Revenue (MBIA Insured), 6.125%, 1/1/16        500,000     512,500

TOTAL LONG-TERM MUNICIPAL BONDS (Cost $26,765,466)                 27,310,569

SHORT-TERM MUNICIPAL BONDS:  1.4% of Net Assets

MISSOURI: 0.4%
VMIG1  A-1  Kansas City Industrial Development Authority,
            Hospital Revenue (Research Health Services
            Systems) (MBIA Insured), 3.85%, 10/15/14     100,000     100,000

VIRGINIA: 1.1%
VMIG1  A-1  Capital Region Airport Commission, Airport
            Revenue (Richmond International Airport)
            (AMBAC Insured), 3.35%, 7/1/25^              300,000     300,000

TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $400,000)                     400,000

TOTAL INVESTMENTS (Cost $27,165,466)+                            $27,710,569

See Notes to Portfolio of Investments.

Money Market
Portfolio of Investments - March 31, 1997
(Unaudited)

Credit Rating                                           Principal
Moody'sS&P                                              Amount      Value

SHORT-TERM MUNICIPAL SECURITIES: 97.4% of Net Assets

FLORIDA: 2.8%
VMIG1  nr  Atlantic Beach, Hospital Revenue (Fleet Landing)
          (LOC - Barnett Bank), 3.9%, 10/1/24^       $   200,000   $ 200,000

GEORGIA: 8.3%
nr    A-1+ Fulton County Residential Care Facilities, Hospital
           Revenue (Lenbrook Square Foundation) (LOC-Rabobank
           Nederland, NY), 3.8%, 1/1/18^                 300,000     300,000
Aaa   AA+  Georgia State, General Obligation, 7.7%,
           4/1/97                                        300,000     300,000

LOUISIANA: 14.0%
VMIG1 AAA  Louisiana Public Facilities Authority, Hospital
           Revenue (Willis-Knighton) (AMBAC Insured),
           3.5%, 9/1/23 ^                                300,000     300,000
#Aaa  A-  Louisiana State, General Obligation,7%, 8/1/97 300,000     308,907
VMIG1 A-1+ New Orleans Aviation Board, Airport Revenue
           (MBIA Insured) (LOC - Credit Local de France),
           3.4%, 8/1/16 ^                                400,000     400,000

MARYLAND: 4.9%
Aaa   AAA  Baltimore County, General Obligation, 6.8%,
           9/1/97                                        100,000     101,283
Aaa   AAA  Maryland State, General Obligation, 3.5%,
           8/1/97                                        250,000     249,900

MICHIGAN: 4.3%
Aaa   AAA  Detroit, Sewer Revenue (BIG Insured), 8%,
           7/1/97                                        300,000     308,916
MINNESOTA: 1.4%
VMIG1 A-1+ Minneapolis and St. Paul Housing and Redevelopment
           Authority, Health Care Revenue (Childrens Health
           Care) (FSA Insured), 3.85%, 8/15/25^          100,000     100,000
MISSOURI: 11.8%
VMIG1  nr  Columbia (LOC - Toronto Dominion Bank), 3.85%,
           6/1/08 ^                                      300,000     300,000
Aaa    AAA Missouri State, General Obligation (Third
           State Building), 6.3%, 8/1/97                 300,000     302,565
VMIG1  nr  Missouri State Health & Educational Facilities
           Authority, University Revenue (LOC-Chase
           Manhattan), 3.85%, 8/15/21^                   250,000     250,000
NEBRASKA: 5.6%
VMIG1  AAA Nebraska Higher Education Loan Program, Student
           Loan Revenue (MBIA Insured), 3.55%, 12/1/15 ^ 400,000     400,000

NEW YORK: 4.2%
VMIG1 A-1+ New York, General Obligation (LOC-State Street
           B&T NY), 3.85%, 8/1/22 ^                      200,000     200,000
#Aaa  AAA  New York State Housing Finance Agency, General
           Obligation, 6.6%, 11/1/97                     100,000     101,563
NORTH CAROLINA: 14.2%
Aa1 AAA Durham, General Obligation, 4.7%, 5/1/97 225,000 225,212 VMIG1 A-1+ Greensboro, General Obligation (LOC - Wachovia
           Bank), 3.4%, 4/1/07  ^                        300,000     300,000
VMIG1 A-2  North Carolina Medical Care Commission, Hospital
           Revenue (MBIA Insured), 3.5%, 12/1/25 ^       300,000     300,000
Aaa   AAA  North Carolina State, General Obligation, 3.5%,
           8/1/97                                        200,000     199,908

OHIO: 1.4%
Aaa   AAA  Ohio State Public Facilities Commisssion,
       University Revenue (AMBAC Insured), 5.2%, 5/1/97  100,000     100,131

TEXAS: 11.3%
Aaa   AAA  El Paso Independent School District, General
           Obligation (AMBAC Insured), 9.25%, 7/1/97     115,000     116,455
VMIG1 A-1+ Port Development Corporation, Marine Terminal
           Revenue (Stolt Terminals) (LOC - Credit Suisse,
           NY), 3.45%, 1/15/14^                          400,000     400,000
MIGI  Sp1+ Texas State, General Obligation (Tax and Revenue
           Anticipatory Note), 4.75%, 8/29/97            300,000     301,110

UTAH: 4.2%
VMIG1 A-1+ Salt Lake City, Airport Revenue (LOC - Credit
           Suisse, N.Y.) (AMT), 3.45%, 6/1/98 ^          300,000     300,000

VIRGINIA: 2.8%
VMIG1 nr   Henrico County, Industrial Development Revenue
          (Hermitage Project) (LOC - NationsBank of Virginia),
           3.9%, 5/1/24 ^                                200,000     200,000

WASHINGTON: 6.2%
nr   A-1+  Port Kalama, Port Facilities Revenue (Conagra)
          (LOC - Morgan Guaranty Trust), 3.30%, 1/1/04 ^  50,000      50,000
nr   A-1+  Washington State Housing Finance Commission,
           Multifamily Mortgage Revenue (LOC - Pacific
           First Federal Savings), 3.5%, 7/1/20^         300,000     300,000
VMIG1 nr   Washington State Housing Finance Commission,
           Housing Revenue (Panorama City Project)
          (LOC-Key Bank of Washington), 3.85%, 1/1/27^   100,000     100,000
TOTAL INVESTMENTS (Cost $7,016,823)+                              $7,015,950

Notes to Portfolio of Investments:

	+	Aggregate cost for federal income tax purposes

                Arizona     Maryland   Missouri    Virginia    National    Money
                Fund        Fund       Fund        Fund        Fund        Market
Aggregate cost  $8,004,639  $1,901,072 $10,379,907 $30,739,215 $27,165,466 $7,016,823
Gross unrealized
 appreciation      279,696      35,902     258,164     864,084     730,609        441
Gross unrealized
 depreciation      (13,804)     (7,912)    (73,490)   (132,149)   (185,506)    (1,314)
Net unrealized
 appreciation      265,892      27,990     184,674     731,935     545,103       (873)
(depreciation)

	^	Security has a variable coupon rate and is subject to a demand feature before final maturity.  Coupon rate as of March 31, 1997

	#Aaa	Refunded Bonds

	AMBAC	American Municipal Bond Assurance Corporation

	AMT	Subject to Alternative Minimum Tax

	BIG	Bond Investors Guaranty Insurance Company

	FGIC	Financial Guaranty Insurance Company

	FHA	Federal Housing Administration

	FSA	Federal Security Assistance

	GNMA	Government National Mortgage Association

	LOC	Letter of Credit

	MBIA	Municipal Bond Investors Assurance Corporation

	Moody's	Moody's Investors Service, Inc.

	nr	Not rated

	PSFG	Permanent School Fund Guaranty

	S&P	Standard & Poor's Corporation

	The Notes to Financial Statements are an integral part of these statements.

Statement of Assets and Liabilities
March 31, 1997
(Unaudited)

                Arizona     Maryland   Missouri    Virginia     National     Money
                Fund        Fund       Fund        Fund         Fund         Market
ASSETS
Investments,
 at cost       $8,004,639  $1,901,072  $10,379,907 $30,739,215  $27,165,466  $7,016,823

Investments, at value
 (Note 1)      $8,270,531  $1,929,062  $10,564,581 $31,471,150  $27,710,569  $7,015,950
Cash              156,859     120,276      191,968     258,380       56,734     130,383
Receivables
Investment securities
 sold             526,250        - -           - -         - -          - -         - -
Interest          132,777      31,584      152,735     562,036      378,384      59,648
Capital shares
 sold                 - -         - -          - -         - -          - -          20
Share subscriptions
 (Note 1)             292         253          - -     199,844        8,810       9,299
Other assets          - -         - -          - -         196          - -         - -
Total assets    9,086,709   2,081,175   10,909,284  32,491,606   28,154,497   7,215,300

LIABILITIES
Payables
Investment securities
  purchased       423,347         - -          - -         - -          - -         - -
Dividends           8,278         824        5,557      18,144        8,859         413
Capital shares
  redeemed            - -         - -          - -      30,679          120         - -
Shares reserved for subscription
  (Note 1)            292         253          - -     199,844        8,810       9,299
Other liabilities     - -         - -            8          45           34          29
Total liabilities 431,917       1,077        5,565     248,712       17,823       9,741

NET ASSETS
  (Note 4)     $8,654,792  $2,080,098  $10,903,719 $32,242,894  $28,136,674  $7,205,559

CAPITAL SHARES
  OUTSTANDING     854,662     215,237    1,074,895   2,895,705    2,751,095   7,206,603

NET ASSET VALUE
  PER SHARE       $10.127      $9.664      $10.144     $11.135      $10.227      $1.000

Statements of Operations
For the Six Months Ended March 31, 1997
(Unaudited)

                Arizona     Maryland   Missouri    Virginia    National    Money
                Fund        Fund       Fund        Fund        Fund        Market
INVESTMENT INCOME (Note 1)
Interest income $254,814    $ 55,621   $313,801    $935,704    $783,022    $123,614

EXPENSES (Notes 3 and 4)
Investment
  advisory fee    27,781       6,172     35,337     102,637      90,753      18,607
Transfer agent and
  administrative
  expenses        18,205       3,829     22,250      66,232      46,798      14,765
Securities registration
  and blue sky
  expenses           714         369        841         216       4,175       3,751
Auditing fees      1,061         191      2,824       6,734       5,078       1,399
Trustees' fees     1,000       1,000      1,000       1,000       1,000       1,000
Custodian fees     1,409         540      1,614       5,514       4,631       1,160
Printing costs       746         160        959       2,746       2,070         773
Fidelity bond        486          27        422       1,020         748         199
Legal fees           535          61        961       2,312       1,703         444
Custodian fees paid
  indirectly      (1,584)       (753)    (2,251)     (3,281)     (5,217)     (3,170)
Expenses incurred and
  paid by
  investment
  advisor            - -         - -        - -         - -         - -      (8,784)
Total expenses    50,353      11,596     63,957     185,130     151,739      30,144

NET INVESTMENT
  INCOME         204,461      44,025    249,844     750,574     631,283      93,470

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss)
  on investments  41,999         (21)    42,591      59,666     107,812         - -
Net unrealized
  depreciation of
  investments    (62,170)    (10,532)  (120,186)   (271,621)   (263,141)       (727)

NET LOSS ON
  INVESTMENTS    (20,171)    (10,553)   (77,595)   (211,955)   (155,329)       (727)
TOTAL INCREASE IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS   $ 184,290    $ 33,472   $172,249    $538,619    $475,954    $ 92,743

The Notes to Financial Statements are an integral part of these statements.

Statements of Changes in Net Assets

                   Arizona Fund            Maryland Fund           Missouri Fund
                   Six Months Ended        Six Months Ended        Six Months Ended
                   3/31/97     Year Ended  3/31/97     Year Ended  3/31/97     Year Ended
                   (Unaudited)    9/30/96  (Unaudited)    9/30/96  (Unaudited)    9/30/96

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS
Net investment
  income          $  204,461   $  413,956  $   44,025  $  107,533  $  249,844  $  486,004
Net realized gain
  (loss) on
  investments         41,999       67,565         (21)    (13,070)     42,591      60,309
Net unrealized
  appreciation
  (depreciation)
   of investments    (62,170)     (20,919)    (10,532)      2,576    (120,186)     41,399
Total increase in
  net assets
  resulting from
  operations         184,290      460,602      33,472      97,039     172,249     587,712

DISTRIBUTIONS TO SHAREHOLDERS

Net investment
  income           (204,461)    (413,956)     (44,025)   (107,533)   (249,844)   (486,004)

CAPITAL SHARE
TRANSACTIONS
  (Note 6)         (390,968)    (989,440)      48,710    (827,686)   (399,793)   (114,267)

TOTAL INCREASE (DECREASE)
IN NET ASSETS      (411,139)    (942,794)      38,157    (838,180)   (477,388)    (12,559)

NET ASSETS
  Beginning of
  period          9,065,931   10,008,725    2,041,941   2,880,121  11,381,107  11,393,666
End of period    $8,654,792  $ 9,065,931   $2,080,098  $2,041,941 $10,903,719 $11,381,107

                   Virginia Fund           National Fund           Money Market Fund
                   Six Months Ended        Six Months Ended        Six Months Ended
                   3/31/97     Year Ended  3/31/97     Year Ended  3/31/97     Year Ended
                   (Unaudited)    9/30/96  (Unaudited)    9/30/96  (Unaudited)    9/30/96

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS

Net investment
  income           $ 750,574   $ 1,548,399 $  631,283  $ 1,333,386 $   93,470  $  215,682
Net realized gain
  on investments      59,666       394,667    107,812      139,533        - -         - -
Net unrealized
  appreciation
  (depreciation) of
  investments       (271,621)     (128,139)  (263,141)     106,127       (727)        414
Total increase in
  net assets
  resulting from
  operations         538,619     1,814,927    475,954    1,579,046     92,743     216,096

DISTRIBUTIONS TO
SHAREHOLDERS

Net investment
  income            (750,574)   (1,548,399)  (631,283)  (1,333,386)   (93,470)   (215,787)

CAPITAL SHARE
TRANSACTIONS(Note 6)(885,099)     (748,933)  (994,134)  (3,693,916)  (292,982)   (955,285)

TOTAL DECREASE IN NET
ASSETS            (1,097,054)     (482,405)(1,149,463)  (3,448,256)  (293,709)   (954,976)

NET ASSETS
Beginning of
  period          33,339,948    33,822,353 29,286,137   32,734,393  7,499,268   8,454,244
End of period    $32,242,894   $33,339,948 28,136,674  $29,286,137 $7,205,559  $7,499,268

The Notes to Financial Statements are an integral part of these statements.

Financial Highlights

Selected data for a share outstanding throughout each period:


Arizona Portfolio

              Years ended September 30,****
              1997#  1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $10.153 10.113  9.706 11.208 10.568 10.187

Net
investment
income        $0.234  0.444  0.440  0.436  0.490  0.528

Net
realized &
unrealized
gains
(losses) on
securities   $(0.026)$0.040  0.407 (1.102) 0.786  0.434

Total from
investment
operations    $0.208  0.484  0.847 (0.666) 1.276  0.962

Distributions
from net
investment
income       $(0.234)(0.444)(0.440)(0.436)(0.490)(0.528)

Distributions
from capital
gains        $  --     --     --   (0.400)(0.146)(0.053)

Total
Distributions$(0.234)(0.444)(0.440)(0.836)(0.636)(0.581)

Net asset
value end
of period    $10.127 10.153 10.113  9.706 11.208 10.568

Total
Return        4.10%2  4.85%   8.95% (6.20)%12.57%  9.74%

Net assets
at end of
period
(thousands)  $ 8,655  9,066 10,009 11,815 15,471 11,911

Ratio of
expenses to
average net
assets***     1.16%2  1.35%   1.31%  1.29%  1.23%  1.15%

Net
investment
income to
average
net assets     4.58%2 4.35%  4.48%  4.23%  4.54%  5.14%

Portfolio
turnover         5%      9%    24%    67%    63%    23%


Maryland Portfolio

              Years ended September 30,****
              1997#  1996   1995   1994   1993*

Net asset
value
beginning
of period    $ 9.714 9.738  9.323 10.441 10.000

Net
investment
income       $ 0.210 0.405  0.418  0.455  0.274

Net
realized &
unrealized
gains
(losses) on
securities  $(0.050)(0.024) 0.415 (1.102) 0.441

Total from
investment
operations    $0.160 0.381  0.833 (0.647) 0.715

Distributions
from net
investment
income      $(0.210)(0.405)(0.418)(0.455)(0.274)

Distributions
from capital
gains        $  --     --     --   (0.016)  --

Total
Distributions$(0.210)(0.405)(0.418)(0.471)(0.274)

Net asset
value end
of period    $ 9.664  9.714  9.738  9.323 10.441

Total
Return        3.27%2  3.96%   9.17% (6.33)%11.91%2

Net assets
at end of
period
(thousands)   $2,080  2,042  2,880  3,083  3,377

Ratio of
expenses to
average net
assets***     1.20%2  1.28%   0.87%  0.64%  0.20%2

Net
investment
income to
average
net assets    4.29%2  4.12%   4.42%  4.60%  4.72%2

Portfolio
turnover        --      21%     9%    78%    35%

Missouri Portfolio


               Years ended September 30,****
              1997#  1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $10.220 10.113  9.728 11.173 10.468 10.117

Net
investment
income        $0.226  0.438  0.436  0.437  0.494  0.514

Net
realized &
unrealized
gains
(losses) on
securities    $(0.076)0.087  0.405 (1.058) 0.726  0.377

Total from
investment
operations    $0.150  0.525  0.841 (0.621) 1.220  0.891

Distributions
from net
investment
income       $(0.226)(0.438)(0.436)(0.437)(0.494)(0.514)

Distributions
from capital
gains        $  --     --     --   (0.387)(0.021)(0.026)

Total
Distributions$(0.226)(0.438)(0.436)(0.824)(0.515)(0.540)

Net asset
value end
of period    $10.144 10.220 10.133  9.728 11.173 10.468

Total
Return         2.92%2 5.24%   8.87% (5.80)%11.98%  9.06%

Net assets
at end of
period
(thousands)  $10,904 11,381 11,394 11,490 14,001 11,023

Ratio of
expenses to
average net
assets***     1.13%2 1.34%   1.31%  1.29%  1.23%  1.18%

Net
investment
income to
average
net assets     4.40%2 4.27%  4.43%  4.23%  4.59%  5.05%

Portfolio
turnover         4%     21%    16%    52%    65%     8%


Virginia  Portfolio


              Years ended September 30,****
              1997#  1996   1995   1994   1993   1992
Net asset
value
beginning
of period    $11.209 11.115 10.631 12.372 11.621 11.351

Net
investment
income       $ 0.257  0.508  0.503  0.479  0.569  0.592

Net
realized &
unrealized
gains
(losses) on
securities    $(0.074)0.094  0.484 (1.146) 0.871  0.387

Total from
investment
operations    $0.183  0.602  0.987 (0.667) 1.440  0.979

Distributions
from net
investment
income       $(0.257)(0.508)(0.503)(0.479)(0.569)(0.592)

Distributions
from capital
gains        $  --     --     --   (0.595)(0.120)(0.117)

Total
Distributions$(0.257)(0.508)(0.503)(1.074)(0.689)(0.709)

Net asset
value end
of period    $11.135 11.209 11.115 10.631 12.372 11.621

Total
Return        3.24%2  5.50%   9.54% (5.67)%12.85%  8.92%

Net assets
at end of
period
(thousands)  $32,243  33,340 33,822 35,550 44,092 37,421

Ratio of
expenses to
average net
assets***     1.14%2   1.20%   1.14%  1.18%  1.10%  1.13%

Net
investment
income to
average
net assets    4.55%2   4.53%   4.68%  4.23%  4.80%  5.20%

Portfolio
turnover         4%      28%     55%   104%    80%    74%


National Portfolio*


              Years ended September 30,****
              1997#  1996   1995   1994   1993   1992

Net asset
value
beginning
of period    $10.286 10.211  9.851 11.910 11.329 10.794

Net
investment
income       $ 0.224  0.446  0.446  0.420  0.550  0.605

Net
realized &
unrealized
gains
(losses) on
securities   $(0.059)$0.075  0.360 (1.122) 0.793  0.535

Total from
investment
operations    $0.165  0.521  0.806 (0.702) 1.343  1.140

Distributions
from net
investment
income       $(0.224)(0.446)(0.446)(0.420)(0.550)(0.605)

Distributions
from capital
gains        $  --      --     --  (0.937)(0.212)  --

Total
Distributions$(0.224)(0.446)(0.446)(1.357)(0.762)(0.605)

Net asset
value end
of period    $10.227 10.286 10.211  9.851 11.910 11.329

Total
Return        3.20%2 5.17%   8.40% (6.25)%12.44% 10.83%

Net assets
at end of
period
(thousands)  $28,137 29,286 32,734 34,072 42,483 41,273

Ratio of
expenses to
average net
assets***     1.08%2 1.20%   1.18%  1.23%  1.10%  1.17%

Net
investment
income to
average
net assets    4.33%2 4.32%   4.49%  3.98%  4.83%  5.47%

Portfolio
turnover        23%    39%     56%   175%   212%   114%


Money Market Portfolio


              Years ended September 30,****

              1997#  1996   1995   1994   1993   1992

Net asset
value
beginning
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000

Net
investment
income       $ 0.013  0.026  0.028  0.015  0.020  0.030

Net
realized &
unrealized
gains
(losses) on
securities    $ --     --     --     --     --     --

Total from
investment
operations    $ 0.013 0.026  0.028  0.015  0.020  0.030

Distributions
from net
investment
income       $(0.013)(0.026)(0.028)(0.015)(0.020)(0.030)

Distributions
from capital
gains        $ --     --     --     --     --     --

Total
distributions$(0.013)(0.026)(0.028)(0.015)(0.020)(0.030)

Net asset
value end
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000

Total
Return         2.52%2 2.63%  2.87%  1.56%  1.53%  2.57%

Net assets
at end of
period
(thousands)   $7,206  7,499  8,454  8,916 13,391 14,861

Ratio of
expenses to
average net
assets***     0.89%2  0.88%   0.81%  0.81%  0.81%  0.83%

Net
investment
income to
average
net assets    2.50%2  2.59%   2.83%  1.52%  1.52%  2.55%

Portfolio
turnover       --     --     --     --     --     --

* For the period from February 10, 1993 (inception) to September 30, 1993
2 Annualized
***For the year ended September 30, 1996 and thereafter, ratio reflects fees paid indirectly (Note 3).
****Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment
Management Corp. (See Note 2).
# For the six months ended March 31, 1997 (unaudited).

The Notes to Financial Statements are an integral part of these statements.

Mosaic Tax-Free Trust
Notes to Financial Statements
March 31, 1997
(Unaudited)

1. Summary of Significant Accounting Policies.  Mosaic Tax-
Free Trust (the "Trust"), formerly known as GIT Tax-Free
Trust,  is registered with the Securities and Exchange
Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The
Trust maintains six separate funds which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland,
Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund seeks higher yields and invests in long-term securities.
The Money Market invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds' price per share fluctuates with the market value of the respective underlying portfolio of securities.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually in December. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter
M of the Internal Revenue Code applicable to regulated investment companies, all taxable income, if any, of each fund is distributed to its shareholders, and therefore, no federal income tax provision is required. As of September
30, 1996, capital loss carryovers available to offset future capital gains for federal income tax purposes were $516,865 for the Arizona Fund; $197,137 for the Maryland Fund;
$280,491 for the Missouri Fund; $1,064,123 for the Virginia
Fund; and $2,116,971 for the National Fund. The preceding carryovers expire from September 30, 2003 through September
30, 2004. As of September 30, 1996, the capital loss carryover available for the Money Market is $114, which expires September 30, 1998.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with
Affiliates.  The investment advisor to the Trust, Bankers
Finance Advisors, LLC ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market; the fees are accrued daily and are paid monthly. The Advisory Agreement between each fund and the Advisor was approved at the special meeting of the Trust's shareholders on July 29, 1996. The Advisor purchased the investment management assets of Bankers
Finance Investment Management Corp. ("BFIMC"), the Trust's previous investment advisor, effective July 31, 1996.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses. For the six months ended March 31, 1997, outside trustee fees were $1,000 for each fund.

3.  Other Expenses.  With the exception of certain expenses
of the Trust payable by it directly, all support services
are provided to the Trust under a services agreement between the Trust and the Advisor, pursuant to which such services
are provided for amounts not exceeding the cost to the
Advisor.  Common expenses incurred by the Trust, Mosaic
Government Money Market Trust, Mosaic Income Trust and
Mosaic Equity Trust ("the Trusts")  are allocated based on
the ratio of net assets of each fund to the combined net
assets of the Trusts.   For the six months ended March 31,
1997, expenses of $22,572 for the Arizona Fund; $5,424 for
the Maryland Fund; $28,620 for the Missouri Fund; $82,493
for the Virginia Fund; $60,986 for the National Fund; and
$11,537 for the Money Market have been reimbursed under the
Services Agreement.  For the six months ended March 31, 1997 the Advisor and BFIMC incurred expenses of $8,784 on behalf
of the Money Market Portfolio, the billing of which has been waived.

Fees are reduced under an expense offset arrangement with the Trust's Custodian. The amount of the expense offset for the six months ended March 31, 1997 was $1,584 for the Arizona Fund; $753 for the Maryland Fund; $2,251 for the
Missouri Fund; $3,281 for the Virginia Fund; $5,217 for the
National Fund; and $3,170 for the Money Market.

Had the billing of advisory fees or expenses not been waived for the Maryland Fund and Money Market, the ratios of expenses and net investment income to average net assets would have been:


                          Ratio of            Ratio of
           Year ended     expenses to         net investment income to
           September 30   average net assets4 average net assets

Maryland
Portfolio3  1996              1.86%               3.54%
            1995              1.50                3.80
            1994              1.34                3.90
            19932             1.741               3.181

Money Market
Portfolio   19975             1.13%1              2.27%1
            1996              1.15                2.32
            1995              1.07                2.56
            1994              1.02                1.31
            1993              1.03                1.30
            1992              1.02                2.36

1Annualized
2For the period from February 10, 1993 (inception) to September 30, 1993
3For the periods ended September 30, 1994 and 1993, ratios include expenses of which the billing had been deferred.
4For the year ended September 30, 1996 and thereafter, the ratio reflects fees paid indirectly.
5For the six months ended March 31, 1997 (unaudited)


4.  Net Assets.  At March 31, 1997, net assets included the following:

          Arizona    Maryland   Missouri   Virginia   National     Money
          Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Market

Net paid in
capital on
shares of
beneficial
interest $8,863,766 $2,249,266 $10,956,945 $32,515,416 $29,600,730  $7,206,546

Accumulated
net realized
losses    (474,866)  (197,158)   (237,900)  (1,004,457) (2,009,159)  (114)

Net unrealized
appreciation
(depreciation)
of invest-
ments      265,892     27,990     184,674      731,935     545,103  (873)

Total net
assets  $8,654,792 $2,080,098 $10,903,719  $32,242,894 $28,136,674 $7,205,559

5. Investment Transactions. Purchases and sales of securities other than short-term securities, for the six months ended March 31, 1997, were as follows:

                Arizona    Maryland   Missouri   Virginia   National
                Portfolio  Portfolio  Portfolio  Portfolio  Portfolio


Purchases       $417,065      - -     $450,000   $485,810   $6,502,015

Sales            938,213  $ 26,073     786,814    892,813    7,150,157

6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

             Arizona Fund        Maryland Fund        Missouri Fund
             Six Months Year     Six Months	Year     Six Months  Year
             Ended      Ended    Ended       Ended    Ended       Ended
             3/31/97    9/30/96  3/31/97    9/30/96   3/31/97   9/30/96

In Dollars
Shares sold  344,578    757,915  456,022    652,771    530,846  1,076,024
Shares issued
in reinvestment
of dividends 144,452    294,581   38,157     95,818    213,259    410,156
Total shares
issued       489,030  1,052,496  494,179    748,589    744,105  1,486,180
Shares
redeemed    (879,998)(2,041,936)(445,469)(1,576,275)(1,143,898)(1,600,447)
Net increase
(decrease)  (390,968)  (989,440)  48,710   (827,686)  (399,793)  (114,267)

In Shares
Shares sold   33,688     74,043   46,606     66,623     51,559    105,022
Shares issued in
reinvestment
of dividends  14,205     28,857    3,902      9,798     20,728     39,955
Total shares
issued        47,893    102,900   50,508     76,421     72,287    144,976
Shares
redeemed     (86,196)  (199,582) (45,470)  (161,971)  (110,989)  (155,774)
Net increase
(decrease)   (38,303)   (96,682)   5,038    (85,550)   (38,702)   (10,797)

              Virginia Fund        National Fund        Money Market
             Six Months Year     Six Months	Year      Six Months  Year
             Ended      Ended    Ended       Ended     Ended       Ended
             3/31/97    9/30/96  3/31/97    9/30/96    3/31/97   9/30/96

In Dollars
Shares sold$1,998,481 $4,310,056 $ 895,248  $2,853,531 $2,891,254$6,433,272
Shares issued in
reinvestment
of dividends  636,712  1,325,938   572,641   1,210,230     90,128   206,235
Total shares
issued      2,635,193  5,635,994 1,467,889   4,063,761  2,981,382 6,639,507
Shares
redeemed   (3,520,292)(6,384,927)(2,462,023)(7,757,677)(3,274,364)(7,594,792)
Net
decrease     (885,099)  (748,933)  (994,134)(3,693,916)  (292,982)  (955,285)

In Shares
Shares sold   177,191    383,786     86,389    276,849  2,891,254  6,433,272
Shares issued
in reinvestment
of dividends   56,421    118,040     55,243    117,257     90,128    206,235
Total shares
issued        233,612    501,826    141,632    394,106  2,981,382  6,639,507
Shares
redeemed     (312,176)  (570,610)  (237,776)  (752,707)(3,274,364)(7,594,792)
Net decrease  (78,564)   (68,784)   (96,144)  (358,601)  (292,982)  (955,285)

Telephone Numbers
Shareholder Service
Washington, DC area: 703 528-6500
Toll-free nationwide: 1 888 670-3600
Mosaic Tiles (24 hours automated information)
Toll-free nationwide: 1 800 336-3063

The Mosaic Family of Mutual Funds
Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Equity Income/Balanced Fund
Mosaic Mid-Cap Growth Fund
Mosaic Worldwide Growth Fund

Mosaic Income Trust
Mosaic High Yield Fund
Mosaic Government Fund

Mosaic Tax-Free Trust
Mosaic Tax-Free Arizona Fund
Mosaic Tax-Free Maryland Fund
Mosaic Tax-Free Missouri Fund
Mosaic Tax-Free Virginia Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money.

1655 Ft. Myer Drive, 10th floor
Arlington, Virginia  22209-3108
http://www.mosaicfunds.com

